Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Liquidity Risk [line items]
Deposits	$ 241,161,102	$ 215,395,632	$ 208,783,894
From the non financial government sector	19,676,391	19,156,138	17,796,003
From the financial sector	148,275	120,123	102,938
From the non financial private sector and foreign residents	221,336,436	196,119,371	190,884,953
Liabilities as fair value through profit or loss		9,523
Derivative instruments	1,369	34,116
Repo Transactions	164,667	3,968,851	2,018,763
Other financial institutions	164,667	3,968,851	2,018,763
Other financial liabilities	15,341,979	15,707,222	11,807,102
Financing received from the Central Bank of Argentina and other financial institutions	3,109,391	1,734,947	483,260
Issued corporate bonds	10,509,898	12,194,446	3,126,512
Subordinated corporate bonds	23,798,812	18,306,060	19,567,228
Total	294,087,218	266,318,272	247,738,555
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	198,459,625	181,183,593	173,114,760
From the non financial government sector	17,319,378	16,960,126	13,109,910
From the financial sector	148,275	120,123	102,938
From the non financial private sector and foreign residents	180,991,972	164,103,344	159,901,912
Liabilities as fair value through profit or loss		9,523
Derivative instruments	1,019	34,116
Repo Transactions	164,667	3,968,851	2,018,763
Other financial institutions	164,667	3,968,851	2,018,763
Other financial liabilities	15,140,459	15,355,113	10,605,033
Financing received from the Central Bank of Argentina and other financial institutions	425,053	1,369,280	158,242
Issued corporate bonds	362,534
Total	214,553,357	201,920,476	185,896,798
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	33,817,014	29,262,291	31,834,826
From the non financial government sector	1,670,962	1,697,075	4,034,951
From the non financial private sector and foreign residents	32,146,052	27,565,216	27,799,875
Other financial liabilities	18,645	32,069	885,593
Financing received from the Central Bank of Argentina and other financial institutions	918,813	135,384	90,587
Issued corporate bonds			3,126,512
Total	34,754,472	29,429,744	35,937,518
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	7,493,854	4,101,328	3,229,799
From the non financial government sector	639,754	471,333	491,221
From the non financial private sector and foreign residents	6,854,100	3,629,995	2,738,578
Derivative instruments	350
Other financial liabilities	9,221	15,828	12,730
Financing received from the Central Bank of Argentina and other financial institutions	1,083,024	17,134	166,526
Issued corporate bonds	584,698	596,931
Subordinated corporate bonds	510,412	392,858	394,266
Total	9,681,559	5,124,079	3,803,321
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,310,113	794,401	580,267
From the non financial government sector	46,091	1,670	159,705
From the non financial private sector and foreign residents	1,264,022	792,731	420,562
Other financial liabilities	13,064	24,388	12,655
Financing received from the Central Bank of Argentina and other financial institutions	470,177	23,575	26,177
Issued corporate bonds	734,105	596,931
Subordinated corporate bonds	510,412	401,500	394,266
Total	3,037,871	1,840,795	1,013,365
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	64,511	42,426	17,530
From the non financial government sector	206	25,934	216
From the non financial private sector and foreign residents	64,305	16,492	17,314
Other financial liabilities	20,085	37,737	19,947
Financing received from the Central Bank of Argentina and other financial institutions	87,151	50,626	18,180
Issued corporate bonds	1,441,379	1,193,862
Subordinated corporate bonds	1,020,824	802,999	788,529
Total	2,633,950	2,127,650	844,186
Later than two years and not later than three years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	15,985	11,593	6,712
From the non financial private sector and foreign residents	15,985	11,593	6,712
Other financial liabilities	140,505	242,087	271,144
Financing received from the Central Bank of Argentina and other financial institutions	125,173	138,948	23,548
Issued corporate bonds	7,387,182	9,806,722
Subordinated corporate bonds	21,757,164	16,708,703	17,990,167
Total	$ 29,426,009	$ 26,908,053	$ 18,291,571